Share capital - Rio Tinto plc - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
American depository receipts
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 31	$ 43	$ 140
Rio Tinto plc
Disclosure of classes of share capital [line items]
Shares held in the employee share ownership trusts on behalf of Rio Tinto plc	273,902
Rio Tinto plc | American depository receipts
Disclosure of classes of share capital [line items]
American Depository Reciepts In Entity Held In Employee Share Ownership Trust	41,240